Annual Total Returns [BarChart] - Growth and Income Fund - Fund Shares	Dec. 01, 2020
Bar Chart Table:
2010	15.93%
2011	(2.52%)
2012	12.49%
2013	35.91%
2014	11.21%
2015	(0.53%)
2016	11.86%
2017	20.64%
2018	(8.74%)
2019	21.77%